UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 65.0%
AUSTRALIA - 8.4%
AUD	3,000	AAI Ltd., 6.75%, 10/06/2016(a)(b)	$2,297,975
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,186,775
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	8,376,404
AUD	9,500	Brisbane Square Finance Pty Ltd., 6.79%, 11/25/2025(c)(d)(e)	6,244,384
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	6,484,468
USD	11,000	Commonwealth Bank of Australia, 4.50%, 12/09/2025(f)	11,645,282
AUD	7,500	KfW, 3.75%, 07/18/2018(g)	5,897,545
AUD	5,000	KfW, 6.00%, 08/20/2020(g)	4,367,513
AUD	10,600	KfW, 6.25%, 02/23/2018(g)	8,592,045
AUD	10,500	KfW, 6.25%, 12/04/2019(g)	9,066,200
AUD	15,000	KfW, 6.25%, 05/19/2021(g)	13,488,391
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	8,798,649
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(g)	8,787,941
AUD	15,000	Landwirtschaftliche Rentenbank, 6.25%, 04/13/2018(g)	12,215,745
AUD	2,900	National Capital Trust III, 2.91%, 09/30/2016(a)(b)(h)	2,199,580
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	6,320,154
AUD	3,800	RWH Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(d)	2,871,321
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,818,788
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	3,086,491

			124,745,651

CHINA - 15.0%
USD	3,950	Agile Group Holdings Ltd., 9.00%, 05/21/2018(b)(f)	4,435,826
USD	6,000	China Aoyuan Property Group Ltd., 11.25%, 01/17/2017	6,525,468
CNH	11,250	China Development Bank Corp., 3.60%, 11/13/2018	1,701,819
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(f)	7,939,890
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(f)	5,401,084
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(f)	8,278,110
USD	15,160	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	16,358,383
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(f)	5,507,471
USD	8,350	CNPC General Capital Ltd., 3.40%, 04/16/2023(f)	8,674,573
USD	6,670	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(b)(f)	7,116,070
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(f)	4,500,628
USD	15,143	ENN Energy Holdings Ltd., 6.00%, 05/13/2021(f)	17,218,333
USD	1,720	FPC Treasury Ltd., 4.50%, 04/16/2023(f)	1,762,281
USD	10,700	Franshion Investment Ltd., 4.70%, 10/26/2017(f)	10,971,887
USD	5,876	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(b)(f)	6,507,835
USD	8,800	Green Dragon Gas Ltd., 10.00%, 08/29/2016(b)(d)(f)	5,720,000
USD	8,629	Greenland Hong Kong Holdings Ltd., 4.75%, 10/18/2016(f)	8,639,786
USD	3,674	Kunlun Energy Co. Ltd., 3.75%, 05/13/2025(f)	3,827,353
USD	3,800	Logan Property Holdings Co. Ltd., 11.25%, 06/04/2017(b)(f)	4,227,587
USD	18,800	Proven Honour Capital Ltd., 4.13%, 05/19/2025(f)	19,903,560
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(f)	14,946,075
USD	1,385	Shanghai Electric Group Investment Ltd., 3.00%, 08/14/2019(f)	1,416,855
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 01/14/2017(b)(f)	1,307,862
USD	8,000	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(b)(f)	9,143,056
USD	5,200	Sinopec Capital 2013 Ltd., 144A, 3.13%, 04/24/2023(f)	5,271,583
USD	4,109	Sinopec Capital 2013 Ltd., REG S, 3.13%, 04/24/2023(f)	4,165,564
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(f)	1,710,246
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(f)	4,829,796
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(f)	6,479,817
USD	4,000	Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/28/2017(f)	4,175,000

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
USD	11,469	Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(f)	$13,150,826

			221,814,624

HONG KONG - 5.7%
USD	4,103	Champion Ltd., 3.75%, 01/17/2023(f)	4,272,458
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(f)	18,415,692
USD	1,600	Hong Kong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/2022	1,801,528
USD	12,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(f)	12,096,876
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(f)	21,584,633
USD	2,880	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(f)	4,298,573
USD	3,973	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019(f)	4,576,320
USD	8,149	Standard Chartered PLC, 3.95%, 01/11/2023(f)	8,190,821
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(f)	5,138,030
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(f)	2,885,734
USD	1,800	Swire Pacific Financing Ltd., 6.25%, 04/18/2018	1,939,755

			85,200,420

INDIA - 10.6%
USD	4,060	Adani Transmission Ltd., 4.00%, 08/03/2026(f)	4,022,689
INR	300,000	Axis Bank Ltd., 8.85%, 12/05/2024	4,814,443
USD	14,000	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(f)	14,498,358
USD	6,727	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(f)	7,343,516
USD	3,652	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024(f)	4,098,340
USD	4,573	Bharti Airtel Ltd., 4.38%, 06/10/2025(f)	4,842,889
USD	6,487	GCX Ltd., 7.00%, 08/29/2016(b)(f)	6,553,511
USD	12,000	HDFC Bank Ltd., 3.00%, 03/06/2018(f)	12,165,264
USD	11,400	ICICI Bank Ltd., 4.00%, 03/18/2026(f)	11,747,210
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	4,043,816
USD	16,000	ICICI Bank Ltd/Dubai, 3.50%, 03/18/2020(f)	16,462,112
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,510,555
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,934,232
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022(f)	4,851,739
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025	3,045,635
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,556,235
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,606,888
USD	11,954	ONGC Videsh Ltd., 4.63%, 07/15/2024(f)	13,002,605
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,808,405
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,264,101
USD	8,000	Power Grid Corp. of India Ltd., 3.88%, 01/17/2023(f)	8,387,168
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,189,896
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	4,873,351
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	3,081,042
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,441,991
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,212,028
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,571,104

			157,929,123

INDONESIA - 2.8%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 9.40%, 02/10/2017	1,846,242
USD	1,200	Jababeka International BV, 7.50%, 09/24/2017(b)(f)	1,267,891
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,384,472
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037(f)	4,116,325
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019(f)	10,221,116
USD	8,123	Pertamina Persero PT, 6.00%, 05/03/2042(f)	8,743,760
USD	7,600	Pertamina Persero PT, 6.45%, 05/30/2044(f)	8,610,154

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
INDONESIA (continued)
USD	9	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	$9,061
USD	4,000	Pratama Agung Pte Ltd., 6.25%, 02/24/2018(b)(f)	4,178,128

			41,377,149

MALAYSIA - 1.6%
MYR	5,000	Cagamas Bhd, 4.20%, 10/22/2018	1,247,725
USD	3,360	Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/2025(f)	3,426,303
USD	4,150	Malaysia Sukuk Global Bhd, 3.18%, 04/27/2026(f)(g)	4,270,765
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026(f)	1,255,551
USD	50	Petronas Capital Ltd., 5.25%, 08/12/2019(f)	55,061
USD	2,400	Petronas Global Sukuk Ltd., 2.71%, 03/18/2020(f)	2,437,157
USD	2,650	Public Bank Bhd, 6.84%, 11/22/2016(a)(b)(c)	2,637,386
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,267,719
USD	7,000	Wakala Global Sukuk Bhd, 4.65%, 07/06/2021(f)	7,799,400

			24,397,067

PHILIPPINES - 2.0%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(f)	4,190,250
USD	10,086	Megaworld Corp., 4.25%, 04/17/2023(f)	10,085,052
USD	3,072	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	3,179,520
USD	8,534	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(f)(g)	11,730,538

			29,185,360

REPUBLIC OF SOUTH KOREA - 4.6%
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(f)	7,263,755
USD	10,552	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(f)	10,768,728
USD	4,211	KEB Hana Bank, 2.50%, 06/12/2019(f)	4,305,284
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017(f)	2,060,178
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(f)	1,436,315
USD	2,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(f)	2,046,740
USD	6,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(f)	7,025,275
USD	2,305	Korea Hydro & Nuclear Power Co. Ltd., 3.25%, 06/15/2025(f)	2,481,789
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(f)	14,155,554
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017(f)	3,031,086
USD	3,000	KT Corp., 2.50%, 07/18/2026(f)	3,061,884
USD	6,390	Minera y Metalergica del Boleo SA de CV, 2.88%, 05/07/2019(f)	6,529,877
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018(f)	4,221,785

			68,388,250

SINGAPORE - 3.0%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017(f)	2,088,874
USD	12,000	Global Logistic Properties Ltd., 3.88%, 06/04/2025(f)	12,367,872
USD	5,608	HPHT Finance 15 Ltd., 2.88%, 03/17/2020(f)	5,741,381
USD	1,000	MPM Global Pte Ltd., 6.75%, 09/19/2017(b)(f)	1,051,087
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(c)(f)	9,060,324
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2019(b)(f)	4,269,936
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(c)(f)	9,203,337

			43,782,811

SUPRANATIONAL - 7.0%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	12,191,893
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	14,613,292
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	13,293,886
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,648,620
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,719,560
AUD	7,500	International Bank for Reconstruction & Development, 4.50%, 03/07/2017	5,785,484

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
SUPRANATIONAL (continued)
AUD	21,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	$18,600,136
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	7,915,075
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	13,523,250

			104,291,196

THAILAND - 3.2%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(f)	2,661,069
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(f)	6,966,557
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(b)(c)(f)	18,002,110
USD	9,440	PTT Global Chemical PCL, 4.25%, 09/19/2022(f)	10,311,916
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(f)	4,588,254
USD	4,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(f)	4,158,202

			46,688,108

UNITED KINGDOM - 1.1%
USD	15,962	HSBC Holdings PLC, 6.38%, 03/30/2025(a)(b)(c)(h)	15,770,456

Total Corporate Bonds - 65.0% (cost $970,990,608)			963,570,215

GOVERNMENT BONDS - 68.7%
AUSTRALIA - 39.9%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025(f)	29,351,108
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(f)	26,054,238
AUD	209,900	Australia Government Bond, 3.75%, 04/21/2037(f)	194,153,624
AUD	29,800	Australia Government Bond, 4.50%, 04/21/2033(f)	29,819,114
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023(f)	6,600,782
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022(f)	33,065,482
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(f)	6,639,471
AUD	46,000	New South Wales Treasury Corp., 6.00%, 02/01/2018	37,212,788
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	13,932,323
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018(f)	18,514,030
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(f)(g)	28,399,085
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(g)	40,456,484
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(f)	21,332,358
AUD	61,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	47,278,140
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	12,578,759
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	33,383,108
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	14,073,628

			592,844,522

BANGLADESH - 0.1%
BDT	100,000	Bangladesh Treasury Bond, 11.78%, 08/14/2018(d)	1,400,054

			1,400,054

CHINA - 4.3%
CNH	13,000	China Development Bank, 3.35%, 03/20/2017	1,960,858
CNY	15,000	China Government Bond, 2.85%, 01/28/2026	2,264,615
CNY	20,000	China Government Bond, 3.14%, 09/08/2020	3,070,969
CNY	50,000	China Government Bond, 3.28%, 08/05/2020(i)	7,715,582
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(i)	1,555,008
CNY	40,000	China Government Bond, 3.41%, 06/24/2020(i)	6,200,066
CNY	20,000	China Government Bond, 3.46%, 07/11/2020(i)	3,105,731
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(i)	313,936
CNY	88,000	China Government Bond, 3.64%, 04/09/2025(i)	14,078,188
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(i)	9,749,446
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(i)	5,012,371

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
CHINA (continued)
CNY	20,000	China Government Bond, 4.13%, 09/18/2024(i)	$3,294,143
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(i)	3,350,569
CNH	13,000	Export-Import Bank of China (The), 3.25%, 01/17/2021	1,964,281

			63,635,763

INDIA - 3.0%
INR	26,780	India Government Bond, 8.08%, 08/02/2022	417,582
INR	1,885,000	India Government Bond, 8.12%, 12/10/2020	29,254,998
INR	450,000	India Government Bond, 8.27%, 06/09/2020	7,002,762
INR	16,000	India Government Bond, 8.33%, 06/07/2036	260,227
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,765,114
INR	327,500	India Government Bond, 8.60%, 06/02/2028	5,357,902
INR	9,230	India Government Bond, 9.20%, 09/30/2030	158,937

			44,217,522

INDONESIA - 5.5%
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023(f)	8,143,875
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042(f)	3,970,739
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037(f)	8,902,856
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	3,827,289
IDR	40,000,000	Indonesia Treasury Bond, 8.25%, 05/15/2036	3,348,475
IDR	114,000,000	Indonesia Treasury Bond, 8.38%, 03/15/2024	9,443,066
IDR	120,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	10,055,930
IDR	40,600,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	3,527,503
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,622,438
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,904,631
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018(f)	2,134,665
USD	14,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(f)	15,879,860
USD	7,809	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(f)	8,394,675

			82,156,002

MALAYSIA - 1.5%
MYR	15,000	Malaysia Government Investment Issue, 4.25%, 09/30/2030	3,716,101
MYR	75,000	Malaysia Government Investment Issue, 4.79%, 10/31/2035	19,211,147

			22,927,248

PHILIPPINES - 2.5%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	8,455,327
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	13,498
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	7,073,319
PHP	251,000	Philippine Government International Bond, 3.63%, 03/21/2033	5,287,559
USD	7,100	Philippine Government International Bond, 9.50%, 02/02/2030	12,309,043
USD	2,970	Philippine Government International Bond, 9.88%, 01/15/2019	3,582,102

			36,720,848

REPUBLIC OF SOUTH KOREA - 7.5%
USD	2,600	Korea Land & Housing Corp., 1.88%, 08/02/2017(f)	2,608,996
KRW	37,000,000	Korea Treasury Bond, 2.25%, 12/10/2025	35,502,229
KRW	46,000,000	Korea Treasury Bond, 3.00%, 09/10/2024	46,127,920
KRW	10,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	10,478,948
KRW	7,000,000	Korea Treasury Bond, 3.50%, 03/10/2024	7,229,544
KRW	3,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	3,354,531
KRW	1,500,000	Korea Treasury Bond, 3.75%, 12/10/2033	1,807,723
KRW	3,500,000	Korea Treasury Bond, 4.25%, 06/10/2021	3,564,163

			110,674,054

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
SINGAPORE - 2.9%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	$2,237,923
SGD	10,000	Singapore Government Bond, 0.50%, 04/01/2018	7,403,446
SGD	5,000	Singapore Government Bond, 2.13%, 06/01/2026	3,831,357
SGD	20,000	Singapore Government Bond, 3.00%, 09/01/2024	16,334,751
SGD	15,490	Singapore Government Bond, 3.50%, 03/01/2027	13,321,377

			43,128,854

SRI LANKA - 1.5%
USD	5,254	Sri Lanka Government Bonds, 6.13%, 06/03/2025(f)	5,309,346
LKR	90,000	Sri Lanka Government Bonds, 8.00%, 09/01/2016	616,504
LKR	471,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	3,023,210
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,517,961
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	2,539,582
LKR	293,000	Sri Lanka Government Bonds, 8.75%, 05/15/2017	1,983,682
LKR	80,000	Sri Lanka Government Bonds, 11.20%, 07/01/2022	529,376
LKR	1,020,000	Sri Lanka Government Bonds, 11.40%, 01/01/2024	6,654,863

			22,174,524

Total Government Bonds - 68.7% (cost $1,034,026,815)			1,019,879,391

SHORT-TERM INVESTMENT - 2.1%
UNITED STATES (2.1%)
		State Street Institutional U.S. Government Money Market Fund(j)	31,682,827

Total Short-Term Investments - 2.1% (cost $31,682,827)			31,682,827

Total Investments - 135.8% (cost $2,036,700,250)			2,015,132,433

Long Term Debt Securities			(525,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)
Other Assets in Excess of Liabilities - 3.0%			44,049,779

Net Assets - 100.0%			$1,484,182,212

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2016.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.

(d)	Illiquid security.

(e)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(f)	Denotes a restricted security.

(g)	This security is government guaranteed.

(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(i)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.

(j)	Registered investment company advised by State Street Global Advisors.

At July 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-5 year	UBS	97	09/30/2016	$189,745
United States Treasury Note 6%-10 year	UBS	(1,238)	09/21/2016	(3,030,751)
United States Treasury Note 6%-2 year	UBS	504	09/30/2016	486,652
United States Treasury Note 6%-30 year	UBS	272	09/21/2016	3,133,913

				$779,559

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
08/05/2016	Standard Chartered Bank	CNH	15,383,460	USD	2,300,000	$2,321,161	$21,161
Indian Rupee/United States Dollar
08/30/2016	Goldman Sachs	INR	6,916,845,000	USD	102,700,000	102,786,323	86,323
09/08/2016	Citigroup	INR	149,798,000	USD	2,200,000	2,222,663	22,663
09/08/2016	Credit Suisse	INR	2,824,705,240	USD	41,300,000	41,912,231	612,231
Indonesian Rupiah/United States Dollar
08/30/2016	Credit Suisse	IDR	351,532,000,000	USD	102,700,000	102,786,404	86,404
09/01/2016	Standard Chartered Bank	IDR	105,960,000,000	USD	8,000,000	8,056,174	56,174
Malaysian Ringgit/United States Dollar
09/30/2016	Deutsche Bank	MYR	111,677,250	USD	28,500,000	27,344,181	(1,155,819)
09/30/2016	Goldman Sachs	MYR	111,327,400	USD	27,100,000	27,258,520	158,520
09/30/2016	Standard Chartered Bank	MYR	42,423,506	USD	10,484,000	10,387,398	(96,602)
Philippine Peso/United States Dollar
10/14/2016	Goldman Sachs	PHP	261,464,500	USD	5,500,000	5,529,766	29,766
Singapore Dollar/United States Dollar
09/15/2016	Goldman Sachs	SGD	9,644,285	USD	7,100,000	7,192,297	92,297
South Korean Won/United States Dollar
08/05/2016	BNP Paribas	KRW	2,499,630,000	USD	2,100,000	2,231,479	131,479
08/05/2016	Standard Chartered Bank	KRW	25,183,360,000	USD	21,800,000	22,481,788	681,788
Thai Baht/United States Dollar
08/26/2016	Credit Suisse	THB	80,799,000	USD	2,300,000	2,318,770	18,770
08/26/2016	Deutsche Bank	THB	1,192,575,600	USD	33,700,000	34,224,543	524,543

						$399,053,698	$1,269,698

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2016

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/30/2016	BNP Paribas	USD	205,499,999	AUD	273,441,450	$207,620,931	$(2,120,932)
United States Dollar/Chinese Renminbi
08/05/2016	Citigroup	USD	30,800,000	CNY	201,875,520	30,331,386	468,614
United States Dollar/Chinese Yuan Renminbi Offshore
08/05/2016	Goldman Sachs	USD	1,700,000	CNH	11,109,500	1,676,277	23,723
08/05/2016	Standard Chartered Bank	USD	1,900,000	CNH	12,689,492	1,914,677	(14,677)
United States Dollar/Indian Rupee
09/08/2016	BNP Paribas	USD	44,900,000	INR	3,053,720,840	45,310,304	(410,304)
09/08/2016	Royal Bank of Canada	USD	9,800,000	INR	669,928,000	9,940,215	(140,215)
United States Dollar/Indonesian Rupiah
09/01/2016	BNP Paribas	USD	2,000,000	IDR	27,772,000,000	2,111,514	(111,514)
09/01/2016	Credit Suisse	USD	2,500,000	IDR	34,700,000,000	2,638,252	(138,252)
United States Dollar/Malaysian Ringgit
09/30/2016	Goldman Sachs	USD	12,900,000	MYR	51,916,050	12,711,648	188,352
09/30/2016	Standard Chartered Bank	USD	24,900,001	MYR	101,145,000	24,765,359	134,642
United States Dollar/Philippine Peso
10/14/2016	Goldman Sachs	USD	19,200,000	PHP	912,748,800	19,303,912	(103,912)
United States Dollar/Singapore Dollar
09/15/2016	Goldman Sachs	USD	8,200,000	SGD	11,138,470	8,306,596	(106,596)
United States Dollar/South Korean Won
08/05/2016	BNP Paribas	USD	1,600,000	KRW	1,836,752,000	1,639,712	(39,712)
08/05/2016	Credit Suisse	USD	2,000,000	KRW	2,297,400,000	2,050,944	(50,944)
08/05/2016	Goldman Sachs	USD	57,600,000	KRW	67,395,456,000	60,165,536	(2,565,536)
United States Dollar/Thai Baht
08/26/2016	Citigroup	USD	2,600,000	THB	93,223,000	2,675,314	(75,314)
08/26/2016	Deutsche Bank	USD	31,900,000	THB	1,128,877,200	32,396,526	(496,526)

						$465,559,103	$(5,559,103)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2016, the Fund’s over-the-counter interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	59,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(308,973)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	(21,692)

							$(330,665)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Directors of the Fund (the “Board”). Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	—	963,570,215	—	963,570,215
Government Bonds	—	1,019,879,391	—	1,019,879,391

Total Fixed Income Investments	—	1,983,449,606	—	1,983,449,606
Short-Term Investment	31,682,827	—	—	31,682,827

Total Investments	$31,682,827	$1,983,449,606	$—	$2,015,132,433

Other Financial Instruments
Futures Contracts	3,810,310	—	—	3,810,310
Forward Foreign Currency Exchange Contracts	—	3,337,450	—	3,337,450

Total Other Financial Instruments	$3,810,310	$3,337,450	$—	7,147,760

Total Assets	$35,493,137	$1,986,787,056	$—	2,022,280,193

Liabilities
Other Financial Instruments
Futures Contracts	(3,030,751)	—	—	(3,030,751)
Forward Foreign Currency Exchange Contracts	—	(7,626,855)	—	(7,626,855)
Interest Rate Swap Agreements	—	(330,665)	—	(330,665)

Total Liabilities	$(3,030,751)	$(7,957,520)	$—	$(10,988,271)

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the quarter ended July 31, 2016, Green Dragon Gas Ltd. transferred from Level 3 to Level 2 because it was not a single broker priced security at July 31, 2016. For the period ended July 31, 2016, there were no significant changes to the fair valuation methodologies.

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2016
CORPORATE BONDS
China	8,580,000	—	—	(2,860,000)	—	—	—	(5,720,000)	—

TOTAL	$8,580,000	$—	$—	$(2,860,000)	$—	$—	$—	$(5,720,000)	$—

Change in unrealized appreciation/(depreciation) relating to investments still held at July 31, 2016 is $(2,860,000).

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2016

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$1,913,930,875	$109,749,282	$(8,547,724)	$101,201,558

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2016